SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004

Assets:
Investments at value:

  Janus Aspen Series:

  Aspen Growth Portfolio, 74,193 shares (cost $1,390,402)                                         $       1,489,054
  Aspen Mid Cap Growth Portfolio, 710,171 shares (cost $32,690,700)                                      18,350,828
  Aspen Capital Appreciation Portfolio, 46,403 shares (cost $917,758)                                     1,140,584
  Aspen Worldwide Growth Portfolio, 27,548 shares (cost $744,849)                                           737,729
  Aspen Balanced Portfolio, 74,726 shares (cost $1,662,357)                                               1,822,575

T. Rowe Price Fixed Income Series, Inc.:

  Prime Reserve Portfolio, 2,867,388 shares (cost $2,867,388)                                             2,867,388
  Limited Term Bond Portfolio, 1,016,559 shares (cost $5,134,037)                                         5,062,444

T. Rowe Price Equity Series, Inc.:

  Equity Income Portfolio, 156,375 shares (cost $2,929,788)                                               3,493,418
  Personal Strategy Balanced Portfolio, 769,486 shares (cost $11,841,570)                                13,666,075
  Mid-Cap Growth Portfolio, 55,976 shares (cost $1,053,805)                                               1,318,243

T. Rowe Price International Series, Inc.:

  International Stock Portfolio, 27,854 shares (cost $324,616)                                              374,360

Vanguard Variable Insurance Fund:

  Balanced Portfolio, 41,766 shares (cost $669,712)                                                         777,687
  Equity Index Portfolio, 26,104 shares (cost $646,686)                                                     738,493
  High Yield Bond Portfolio, 32,663 shares (cost $276,762)                                                  294,616
  Small Company Growth Portfolio, 36,123 shares (cost $592,827)                                             703,684
  Mid-Cap Index Portfolio, 36,349 shares (cost $490,086)                                                    591,400
  REIT Index Portfolio, 35,667 shares (cost $533,469)                                                       716,558
                                                                                                            -------

Net Assets                                                                                        $      54,145,136
                                                                                                  =================

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS

                                                                        For the Years Ended December 31,

                                                 -----------------------------------------------------------------------------------
                                                         Janus Aspen              Janus Aspen                     Janus Aspen
                                                            Growth               Mid Cap Growth              Capital Appreciation
                                                 -----------------------------------------------------------------------------------
                                                   2004       2003             2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Investment Income:
 Dividends                                       $ 2,149  $   1,238       $        -     $        -      $    2,587       $   4,183
Expenses:
 Mortality and expense risk charges               16,820     13,587          198,788        164,586          11,610           9,114
                                                  ------     ------          -------        -------          ------           -----
Net investment income (loss)                     (14,671)   (12,349)        (198,788)      (164,586)         (9,023)         (4,931)
                                                 -------    -------         --------       --------          ------          ------
Realized gains (losses) on investments:
 Realized net investment gain (loss)            (133,377)  (156,703)      (5,050,299)    (5,034,834)         (5,484)        (69,347)
 Capital gain distributions received                   -          -                -              -               -               -
                                                 -------    -------         --------       --------          ------          ------
Realized gain (loss) on investments and
capital gain distributions, net                 (133,377)  (156,703)      (5,050,299)    (5,034,834)         (5,484)        (69,347)
Unrealized appreciation (depreciation), net      193,821    518,389        8,341,243      9,784,852         183,344         228,639
                                                 -------    -------        ---------      ---------         -------         -------
Net increase (decrease) in net assets
 from operations                                $45,773   $ 349,337       $3,092,156     $4,585,432      $  168,837       $ 154,361
                                                =======   =========       ============== ==========      ==========       =========

                                                                For the Years Ended December 31,
                                                --------------------------------------------------------
                                                       Janus Aspen                Janus Aspen
                                                     Worldwide Growth              Balanced
                                                --------------------------------------------------------
                                                    2004      2003            2004            2003
                                                --------- -------------- --------------- ---------------
Investment Income:
 Dividends                                       $ 7,302   $  6,920$       $  40,282$    $   41,068
Expenses:
 Mortality and expense risk charges                8,190      6,546           21,064         19,524
                                                   -----      -----           ------         ------
Net investment income (loss)                        (888)       374           19,218         21,544
                                                    ----        ---           ------         ------
Realized gains (losses) on investments:
 Realized net investment gain (loss)             (46,581)  (116,744)          10,109        (53,077)
 Capital gain distributions received                   -          -                -              -
                                                   -----      -----           ------         ------
Realized gain (loss) on investments and
capital gain distributions, net                  (46,581)  (116,744)          10,109        (53,077)
Unrealized appreciation (depreciation), net       72,371    247,920           98,044        255,040
                                                  ------    -------           ------        -------
Net increase (decrease) in net assets
 from operations                                 $24,902  $ 131,550        $ 127,371     $  223,507
                                                 =======  =========        =========     ==========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS

                                                                             For the Years Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                    T. Rowe Price                T. Rowe Price                T. Rowe Price
                                                    Prime Reserve              Limited Term Bond               Equity Income
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Investment Income:
 Dividends                                       $26,463  $  25,552        $ 182,494     $  254,882      $   50,964     $    44,245
Expenses:
 Mortality and expense risk charges               34,950     38,861           63,690         70,433          37,103          27,210
                                                  ------     ------           ------         ------          ------          ------
Net investment income (loss)                      (8,487)   (13,309)         118,804        184,449          13,861          17,035
                                                  ------    -------          -------        -------          ------          ------
Realized gains (losses) on investments:
 Realized net investment gain (loss)                   -          -           90,460         89,411          29,950         (56,451)
 Capital gain distributions received                   -          -                -         12,555          75,820               -
                                                  ------    -------          -------         ------          ------           ------
Realized gain (loss) on investments and
capital gain distributions, net                        -          -           90,460        101,966         105,770         (56,451)
Unrealized appreciation (depreciation), net            -          -         (213,746)       (79,633)        301,978         617,765
                                                  ------    -------         --------        -------         -------         -------
Net increase (decrease) in net assets
 from operations                                 $(8,487) $ (13,309)       $  (4,482)    $  206,782      $  421,609     $   578,349
                                                 =======  =========        =========     ==========      ==========     ===========


                                                                             For the Years Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                       T. Rowe Price              T. Rowe Price               T. Rowe Price
                                                 Personal Strategy Balanced       Mid-Cap Growth            International Stock
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Investment Income:
 Dividends                                     $ 262,750 $  259,727        $       -     $        -      $    3,848     $     2,545
Expenses:
 Mortality and expense risk charges              149,066    122,877           13,321          3,895           3,447           1,690
                                                 -------    -------           ------          -----           -----           -----
Net investment income (loss)                     113,684    136,850          (13,321)        (3,895)            401             855
                                                 -------    -------          -------         ------             ---             ---
Realized gains (losses) on investments:
 Realized net investment gain (loss)              90,128   (183,595)          57,769          1,102          (3,349)         (7,074)
 Capital gain distributions received              53,606      8,006                -              -               -             196
                                                  ------      -----           ------          -----           -----             ---
 Realized gain (loss) on investments and
capital gain distributions, net                  143,734   (175,589)          57,769          1,102          (3,349)         (6,878)
Unrealized appreciation (depreciation),        1,167,602  2,538,772          141,415        124,607          43,292          53,261
net                                            ---------  ---------          -------        -------          ------          ------
Net increase (decrease) in net assets
 from operations                              $1,425,020 $2,500,033        $ 185,863     $  121,814      $   40,344     $    47,238
                                              ========== ==========        =========     ==========      ==========     ===========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS

                                                                             For the Years Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                       Vanguard                      Vanguard                       Vanguard
                                                       Balanced                    Equity Index                  High Yield Bond
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Investment Income:
 Dividends                                       $14,120   $  8,773         $  6,385       $  3,218      $   13,321        $  6,093
Expenses:
 Mortality and expense risk charges                7,558      4,087            7,094          3,092           2,796           2,051
                                                   -----      -----            -----          -----           -----           -----
Net investment income (loss)                       6,562      4,686             (709)           126          10,525           4,042
                                                   -----      -----             ----            ---          ------           -----
Realized gains (losses) on investments:
 Realized net investment gain (loss)              10,067        856           10,846            266           2,779           8,410
 Capital gain distributions received                   -          -           12,586          6,436               -               -
                                                  ------      -----           ------          -----           -----           -----
Realized gain (loss) on investments and
capital gain distributions, net                   10,067        856           23,432          6,702           2,779           8,410
Unrealized appreciation (depreciation), net       48,555     57,412           38,501         57,073           4,739           9,312
                                                  ------     ------           ------         ------           -----           -----
Net increase (decrease) in net assets
 from operations                                 $65,184   $ 62,954         $ 61,224       $ 63,901      $   18,043        $ 21,764
                                                 =======   ========         ========       ========      ==========        ========


                                                                             For the Years Ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                       Vanguard                      Vanguard                    Vanguard
                                                 Small Company Growth              Mid-Cap Index                REIT Index
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Investment Income:
 Dividends                                       $   392   $     24         $  2,484       $    790     $    13,711       $   9,230
Expenses:
 Mortality and expense risk charges                6,854      2,231            5,068          1,526           6,692           3,731
                                                   -----      -----            -----          -----           -----           -----
Net investment income (loss)                      (6,462)    (2,207)          (2,584)          (736)          7,019           5,499
                                                  ------     ------           ------           ----           -----           -----
Realized gains (losses) on investments:
 Realized net investment gain (loss)              39,143        132           25,605            842          17,515          25,018
 Capital gain distributions received                   -          -                -          2,526           9,091           7,169
                                                  ------     ------           ------          -----           -----           -----
 Realized gain (loss) on investments and
capital gain distributions, net                   39,143        132           25,605          3,368          26,606          32,187
Unrealized appreciation (depreciation), net       51,571     65,053           65,178         37,387         118,545          63,439
                                                  ------     ------           ------         ------         -------          ------
Net increase (decrease) in net assets
 from operations                                 $84,252   $ 62,978         $ 88,199       $ 40,019     $   152,170       $ 101,125
                                                 =======   ========         ========       ========     ===========       =========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the Years ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                     Janus Aspen                   Janus Aspen                   Janus Aspen
                                                       Growth                     Mid Cap Growth             Capital Appreciation
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                $   (14,671)$  (12,349)    $   (198,788)  $   (164,586)    $    (9,023)     $   (4,931)
Realized gains (losses) on investments          (133,377)  (156,703)      (5,050,299)    (5,034,834)         (5,484)        (69,347)
 Unrealized appreciation (depreciation), net     193,821    518,389        8,341,243      9,784,852         183,344         228,639
                                                 -------    -------        ---------      ---------         -------         -------
Net increase (decrease) in net assets from        45,773    349,337        3,092,156      4,585,432         168,837         154,361
operations                                        ------    -------        ---------      ---------         -------         -------

Contract transactions:
 Purchase payments                               195,241    176,619          474,655        440,350         200,085         147,743
 Transfers between subaccounts, net              (46,506)   (27,018)        (881,508)      (602,480)        (46,545)        (56,643)
 Withdrawals                                    (203,924)  (103,621)      (1,762,619)    (1,257,432)       (123,257)        (89,069)
 Contract maintenance fees                        (4,432)    (4,842)         (40,872)       (45,146)         (4,046)         (4,438)
 Surrender charges                                (5,400)    (5,563)         (18,789)       (18,474)         (3,884)         (5,570)
                                                  ------     ------          -------        -------          ------          ------
Net increase (decrease) in net assets
 derived from contract transactions              (65,021)    35,575       (2,229,133)    (1,483,182)         22,353          (7,977)
                                                 -------     ------       ----------     ----------          ------          ------
Total increase (decrease) in net assets          (19,248)   384,912          863,023      3,102,250         191,190         146,384
Net assets at beginning of year                1,508,302  1,123,390       17,487,805     14,385,555         949,394         803,010
                                               ---------  ---------       ----------     ----------         -------         -------
Net assets at end of year                    $ 1,489,054 $1,508,302     $ 18,350,828   $ 17,487,805     $ 1,140,584      $  949,394
                                             =========== ==========     ============   ============     ===========      ==========


                                                                For the Years ended December 31,
                                                --------------------------------------------------------
                                                      Janus Aspen                    Janus Aspen
                                                    Worldwide Growth                  Balanced
                                                --------------------------------------------------------
                                                    2004      2003            2004            2003
                                                --------- -------------- --------------- ---------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                  $    (888)  $    374      $    19,218    $    21,544
Realized gains (losses) on investments           (46,581)  (116,744)          10,109        (53,077)
 Unrealized appreciation (depreciation), net      72,371    247,920           98,044        255,040
                                                  ------    -------           ------        -------
Net increase (decrease) in net assets from        24,902    131,550          127,371        223,507
operations                                        ------    -------          -------        -------
Contract transactions:
 Purchase payments                                89,295     76,599          238,680        264,205
 Transfers between subaccounts, net               (9,962)   (47,728)         (93,181)      (174,472)
 Withdrawals                                     (55,133)   (62,217)        (389,751)      (171,312)
 Contract maintenance fees                        (2,297)    (2,476)          (5,595)        (6,593)
 Surrender charges                                (1,917)    (3,619)          (7,622)        (7,079)
                                                  ------     ------           ------         ------
Net increase (decrease) in net assets
 derived from contract transactions               19,986    (39,441)        (257,469)       (95,251)
                                                  ------    -------         --------        -------
Total increase (decrease) in net assets           44,888     92,109         (130,098)       128,256
Net assets at beginning of year                  692,841    600,732        1,952,673      1,824,417
                                                 -------    -------        ---------      ---------
Net assets at end of year                      $ 737,729  $ 692,841      $ 1,822,575    $ 1,952,673
                                               =========  =========      ===========    ===========


   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS


                                                                             For the Years ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                     T. Rowe Price                  T. Rowe Price           T. Rowe Price
                                                     Prime Reserve                Limited Term Bond         Equity Income
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                 $   (8,487)$  (13,309)     $   118,804     $  184,449     $    13,861     $    17,035
Realized gains (losses) on investments                 -          -           90,460        101,966         105,770         (56,451)
 Unrealized appreciation (depreciation), net           -          -         (213,746)       (79,633)        301,978         617,765
                                                  ------    -------         --------        -------         -------         -------
Net increase (decrease) in net assets from        (8,487)   (13,309)          (4,482)       206,782         421,609         578,349
operations                                        ------    -------           ------        -------         -------         -------
Contract transactions:
 Purchase payments                               158,504    231,619          212,871        417,373         386,037         247,164
 Transfers between subaccounts, net              204,776   (316,508)        (382,221)       (33,700)         57,342          48,031
 Withdrawals                                    (835,154)  (485,986)      (1,194,564)      (624,338)       (389,418)       (223,308)
 Contract maintenance fees                        (4,604)    (5,471)          (8,639)       (10,004)         (6,270)         (6,725)
 Surrender charges                                (8,817)    (8,185)          (8,859)       (15,140)         (6,911)         (8,482)
                                                  ------     ------           ------        -------          ------          ------
Net increase (decrease) in net assets
 derived from contract transactions             (485,295)  (584,531)      (1,381,412)      (265,809)         40,780          56,680
                                                --------   --------       ----------       --------          ------          ------
Total increase (decrease) in net assets         (493,782)  (597,840)      (1,385,894)       (59,027)        462,389         635,029
Net assets at beginning of year                3,361,170  3,959,010        6,448,338      6,507,365       3,031,029       2,396,000
                                               ---------  ---------        ---------      ---------       ---------       ---------
Net assets at end of year                     $2,867,388 $3,361,170      $ 5,062,444     $6,448,338     $ 3,493,418     $ 3,031,029
                                              ========== ==========      ===========     ==========     ===========     ===========


                                                                             For the Years ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                   T. Rowe Price                  T. Rowe Price                T. Rowe Price
                                                 Personal Strategy Balanced       Mid-Cap Growth             International Stock
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                $   113,684 $   136,850    $    (13,321)  $     (3,895)    $       401     $       855
Realized gains (losses) on investments           143,734    (175,589)         57,769          1,102          (3,349)         (6,878)
 Unrealized appreciation (depreciation), net   1,167,602   2,538,772         141,415        124,607          43,292          53,261
                                               ---------   ---------         -------        -------          ------          ------
Net increase (decrease) in net assets from     1,425,020   2,500,033         185,863        121,814          40,344          47,238
operations                                     ---------   ---------         -------        -------          ------          ------
Contract transactions:
 Purchase payments                               437,070     382,387         146,508         48,197          61,772          34,788
 Transfers between subaccounts, net              198,897     (11,226)        230,232        578,770          46,047          47,083
 Withdrawals                                  (1,366,256)   (993,558)        (97,385)       (21,218)        (19,334)        (12,304)
 Contract maintenance fees                       (15,594)    (16,702)         (1,454)          (629)           (486)           (346)
 Surrender charges                               (15,344)    (11,264)         (1,788)           (33)           (191)           (187)
                                                 -------     -------          ------            ---            ----            ----
Net increase (decrease) in net assets
 derived from contract transactions             (761,227)   (650,363)        276,113        605,087          87,808          69,034
                                                --------    --------         -------        -------          ------          ------
Total increase (decrease) in net assets          663,793   1,849,670         461,976        726,901         128,152         116,272
Net assets at beginning of year               13,002,282  11,152,612         856,267        129,366         246,208         129,936
                                              ----------  ----------         -------        -------         -------         -------
Net assets at end of year                    $13,666,075 $13,002,282    $  1,318,243   $    856,267     $   374,360     $   246,208
                                             =========== ===========    ============   ============     ===========     ===========


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the Years ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                     Vanguard                     Vanguard                       Vanguard
                                                     Balanced                    Equity Index                  High Yield Bond
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                  $   6,562   $   4,686       $    (709)     $     126      $   10,525       $   4,042
Realized gains (losses) on investments            10,067         856          23,432          6,702           2,779           8,410
 Unrealized appreciation (depreciation), net      48,555      57,412          38,501         57,073           4,739           9,312
                                                  ------      ------          ------         ------           -----           -----
Net increase (decrease) in net assets from        65,184      62,954          61,224         63,901          18,043          21,764
operations                                        ------      ------          ------         ------          ------          ------
Contract transactions:
 Purchase payments                               210,680      78,032         139,700         44,035          38,407          28,579
 Transfers between subaccounts, net              124,744      28,322         145,795        119,055          82,113          41,426
 Withdrawals                                     (45,827)     (6,598)        (22,302)       (16,074)         (9,463)         (2,276)
 Contract maintenance fees                        (1,056)       (587)           (796)          (396)           (552)           (364)
 Surrender charges                                (1,203)       (285)           (387)           (91)           (412)            (31)
                                                  ------        ----            ----            ---            ----             ---
Net increase (decrease) in net assets
 derived from contract transactions              287,338      98,884         262,010        146,529         110,093          67,334
                                                 -------      ------         -------        -------         -------          ------
Total increase (decrease) in net assets          352,522     161,838         323,234        210,430         128,136          89,098
Net assets at beginning of year                  425,165     263,327         415,259        204,829         166,480          77,382
                                                 -------     -------         -------        -------         -------          ------
Net assets at end of year                      $ 777,687   $ 425,165       $ 738,493      $ 415,259      $  294,616       $ 166,480
                                               =========   =========       =========      =========      ==========       =========



                                                                             For the Years ended December 31,
                                                 -----------------------------------------------------------------------------------
                                                       Vanguard                     Vanguard                    Vanguard
                                                  Small Company Growth            Mid-Cap Index                REIT Index
                                                 -----------------------------------------------------------------------------------
                                                   2004      2003              2004            2003           2004          2003
                                                 -------- -------------- --------------- --------------- ------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                  $  (6,462)  $  (2,207)    $    (2,584)     $    (736)      $   7,019       $   5,499
Realized gains (losses) on investments            39,143         132          25,605          3,368          26,606          32,187
 Unrealized appreciation (depreciation), net      51,571      65,053          65,178         37,387         118,545          63,439
                                                  ------      ------          ------         ------         -------          ------
Net increase (decrease) in net assets from        84,252      62,978          88,199         40,019         152,170         101,125
operations                                        ------      ------          ------         ------         -------         -------
Contract transactions:
 Purchase payments                               165,621      61,326         181,961         31,537         107,764          89,758
 Transfers between subaccounts, net              162,517     167,196         136,637         79,594          70,823         160,374
 Withdrawals                                     (75,287)    (7,350)         (37,211)        (3,865)        (24,628)        (40,556)
 Contract maintenance fees                        (1,121)      (356)            (775)          (383)         (1,093)           (443)
 Surrender charges                                (1,992)      (220)            (406)           (82)           (550)           (977)
                                                  ------       ----             ----            ---            ----            ----
Net increase (decrease) in net assets
 derived from contract transactions              249,738     220,596         280,206        106,801         152,316         208,156
                                                 -------     -------         -------        -------         -------         -------
Total increase (decrease) in net assets          333,990     283,574         368,405        146,820         304,486         309,281
Net assets at beginning of year                  369,694      86,120         222,995         76,175         412,072         102,791
                                                 -------      ------         -------         ------         -------         -------
Net assets at end of year                      $ 703,684   $ 369,694     $   591,400      $ 222,995       $ 716,558       $ 412,072
                                               =========   =========     ===========      =========       =========       =========


    The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 and 2003

1. Organization

     The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. It is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.


     The assets of each subaccount of the Variable Account are invested in shares of corresponding portolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard VariableInsurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners. The Funds are diversifed open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

     Valuation of Investments

     Investments in shares of the Funds are valued at each Fund's offering and redemption price.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 2004 and 2003

3. Purchases and Sales of Securities In 2004, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                     Proceeds
                                                       Purchases     on Sales
                                                     ------------ --------------
Janus Aspen Growth Portfolio                         $   227,755    $    307,447
Janus Aspen Mid Cap Growth Portfolio                     931,656       3,359,576
Janus Aspen Capital Appreciation Portfolio               214,357         201,027
Janus Aspen Worldwide Growth Portfolio                   116,737          97,640
Janus Aspen Balanced Portfolio                           360,606         598,857
T. Rowe Price Prime Reserve Portfolio                    730,086       1,223,868
T. Rowe Price Limited Term Bond Portfolio                473,297       1,735,905
T. Rowe Price Equity Income Portfolio                    659,994         529,532
T. Rowe Price Personal Strategy Balanced Portfolio     1,309,524       1,903,462
T. Rowe Price Mid-Cap Growth Portfolio                   424,721         161,929
T. Rowe Price International Stock Portfolio              116,484          28,276
Vanguard Balanced Portfolio                              357,231          63,331
Vanguard Equity Index Portfolio                          327,967          54,080
Vanguard High Yield Bond Portfolio                       157,326          36,708
Vanguard Small Company Growth Portfolio                  374,326         131,049
Vanguard Mid-Cap Index Portfolio                         378,701         101,078
Vanguard REIT Index Portfolio                            239,203          70,778
                                                         -------          ------
 Total                                               $ 7,399,971    $ 10,604,543
                                                     ===========    ============


In 2003, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                     Proceeds
                                                       Purchases     on Sales
                                                     ------------ --------------

Janus Aspen Growth Portfolio                         $   241,941     $   218,714
Janus Aspen Mid Cap Growth Portfolio                     708,474       2,356,242
Janus Aspen Capital Appreciation Portfolio               202,402         215,311
Janus Aspen Worldwide Growth Portfolio                   100,047         139,113
Janus Aspen Balanced Portfolio                           376,865         450,572
T. Rowe Price Prime Reserve Portfolio                    563,887       1,161,727
T. Rowe Price Limited Term Bond Portfolio              1,319,495       1,388,299
T. Rowe Price Equity Income Portfolio                    495,220         421,505
T. Rowe Price Personal Strategy Balanced Portfolio     1,040,839       1,546,346
T. Rowe Price Mid-Cap Growth Portfolio                   637,960          36,768
T. Rowe Price International Stock Portfolio               86,432          16,349
Vanguard Balanced Portfolio                              136,989          33,418
Vanguard Equity Index Portfolio                          217,314          64,224
Vanguard High Yield Bond Portfolio                       180,459         109,084
Vanguard Small Company Growth Portfolio                  237,058          18,669
Vanguard Mid-Cap Index Portfolio                         122,491          13,902
Vanguard REIT Index Portfolio                            409,930         189,105
                                                         -------         -------
   Total                                             $ 7,077,803     $ 8,379,348
                                                     ===========     ===========

December 31, 2004 and 2003

4. Expenses and related Party Transactions

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrativeallowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality expense risk charges.

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

December 31, 2004 and 2003

5. Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                          Units       Units      Net Increase
                                                         Issued      Redeemed     (Decrease)
                                                     ------------ ------------- --------------
Janus Aspen Growth Portfolio                              40,169      51,900         (11,731)
Janus Aspen Mid Cap Growth Portfolio                      26,644      89,996         (63,352)
Janus Aspen Capital Appreciation Portfolio                33,605      29,259           4,346
Janus Aspen Worldwide Growth Portfolio                    19,670      16,182           3,488
Janus Aspen Balanced Portfolio                            33,379      60,084         (26,705)
T. Rowe Price Prime Reserve Portfolio                     35,268      59,575         (24,307)
T. Rowe Price Limited Term Bond Portfolio                  9,263      53,339         (44,076)
T. Rowe Price Equity Income Portfolio                     42,254      38,650           3,604
T. Rowe Price Personal Strategy Balanced Portfolio        28,721      51,245         (22,524)
T. Rowe Price Mid-Cap Growth Portfolio                    37,715      12,861          24,854
T. Rowe Price International Stock Portfolio               16,032       3,485          12,547
Vanguard Balanced Portfolio                               31,118       5,080          26,038
Vanguard Equity Index Portfolio                           29,547       4,416          25,131
Vanguard High Yield Bond Portfolio                        12,528       2,954           9,574
Vanguard Small Company Growth Portfolio                   34,614      11,324          23,290
Vanguard Mid-Cap Index Portfolio                          34,898       8,795          26,103
Vanguard REIT Index Portfolio                             16,225       4,775          11,450


     The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                          Units       Units      Net Increase
                                                         Issued      Redeemed     (Decrease)
                                                     ------------ ------------- --------------

Janus Aspen Growth Portfolio                              50,509      42,848           7,661
Janus Aspen Mid Cap Growth Portfolio                      25,103      77,399         (52,296)
Janus Aspen Capital Appreciation Portfolio                36,609      37,996          (1,387)
Janus Aspen Worldwide Growth Portfolio                    19,841      27,794          (7,953)
Janus Aspen Balanced Portfolio                            38,092      49,283         (11,191)
T. Rowe Price Prime Reserve Portfolio                     26,858      56,037         (29,179)
T. Rowe Price Limited Term Bond Portfolio                 33,904      42,400          (8,496)
T. Rowe Price Equity Income Portfolio                     42,842      38,302           4,540
T. Rowe Price Personal Strategy Balanced Portfolio        26,153      49,423         (23,270)
T. Rowe Price Mid-Cap Growth Portfolio                    65,730       3,328          62,402
T. Rowe Price International Stock Portfolio               13,785       2,434          11,351
Vanguard Balanced Portfolio                               13,217       2,902          10,315
Vanguard Equity Index Portfolio                           22,148       7,105          15,043
Vanguard High Yield Bond Portfolio                        16,683       9,866           6,817
Vanguard Small Company Growth Portfolio                   25,233       1,799          23,434
Vanguard Mid-Cap Index Portfolio                          12,911       1,303          11,608
Vanguard REIT Index Portfolio                             38,182      16,306          21,876

December 31, 2004 and 2003

6. Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2004 follows:

                                                                                           Expenses      Income
                                                                                          as a % of     as a % of
                                                          Net Assets                        Average       Average
                                                          ----------
                                                                  Unit                        Net           Net        Total
                                                         Units    Value         (000's)     Assets*       Assets       Return
                                                     ---------- ---------- ------------- -------------  ------------ ------------
Janus Aspen Growth Portfolio                           251,968   $ 5.91      $    1,489          1.20 %    0.15 %       3.32 %
Janus Aspen Mid Cap Growth Portfolio                   460,372    39.86          18,351          1.20       -          19.38
Janus Aspen Capital Appreciation Portfolio             160,400    7.11            1,141          1.20      0.26        16.88
Janus Aspen Worldwide Growth Portfolio                 128,032    5.76              738          1.20      1.03         3.58
Janus Aspen Balanced Portfolio                         178,698    10.20           1,823          1.20      2.21         7.29
T. Rowe Price Prime Reserve Portfolio                  143,797    19.94           2,867          1.20      0.87        (0.27)
T. Rowe Price Limited Term Bond Portfolio              161,422    31.36           5,062          1.20      3.31        (0.06)
T. Rowe Price Equity Income Portfolio                  252,215    13.85           3,493          1.20      1.58        13.61
T. Rowe Price Personal Strategy Balanced Portfolio     369,469    36.99          13,666          1.20      2.03        11.51
T. Rowe Price Mid-Cap Growth Portfolio                 103,537    12.73           1,318          1.20       -          17.00
T. Rowe Price International Stock Portfolio             48,202     7.77             374          1.20      1.28        12.47
Vanguard Balanced Portfolio                             65,259    11.92             778          1.20      2.24        9.93
Vanguard Equity Index Portfolio                         65,354    11.30             738          1.20      1.08        9.45
Vanguard High Yield Bond Portfolio                      24,286    12.13             295          1.20      5.74        7.20
Vanguard Small Company Growth Portfolio                 57,990    12.13             704          1.20      0.07        13.90
Vanguard Mid-Cap Index Portfolio                        47,303    12.50             591          1.20      0.58        18.86
Vanguard REIT Index Portfolio                           44,292    16.18             717          1.20      2.46        28.94

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows:

                                                                                           Expenses      Income
                                                                                          as a % of     as a % of
                                                          Net Assets                        Average       Average
                                                          ----------
                                                                  Unit                        Net           Net        Total
                                                         Units    Value         (000's)     Assets*       Assets       Return
                                                     ---------- ---------- ------------- -------------  ------------ ------------

Janus Aspen Growth Portfolio                           263,699   $ 5.72         $ 1,508          1.20 %    0.09 %      30.19 %
Janus Aspen Mid Cap Growth Portfolio                   523,724    33.39          17,488          1.20       -          33.53
Janus Aspen Capital Appreciation Portfolio             156,054     6.08             949          1.20      0.48        19.10
Janus Aspen Worldwide Growth Portfolio                 124,544     5.56             693          1.20      1.11        22.52
Janus Aspen Balanced Portfolio                         205,403     9.51           1,953          1.20      2.21        12.69
T. Rowe Price Prime Reserve Portfolio                  168,104    19.99           3,361          1.20      0.69        (0.54)
T. Rowe Price Limited Term Bond Portfolio              205,498    31.38           6,448          1.20      3.80         3.01
T. Rowe Price Equity Income Portfolio                  248,611    12.19           3,031          1.20      1.70        24.02
T. Rowe Price Personal Strategy Balanced Portfolio     391,993    33.17          13,002          1.20      2.22        23.33
T. Rowe Price Mid-Cap Growth Portfolio                  78,683    10.88             856          1.20       -          36.78
T. Rowe Price International Stock Portfolio             35,655     6.91             246          1.20      1.55        28.99
Vanguard Balanced Portfolio                             39,221    10.84             425          1.20      2.58        18.82
Vanguard Equity Index Portfolio                         40,223    10.32             415          1.20      1.24        26.74
Vanguard High Yield Bond Portfolio                      14,712    11.32             166          1.20      3.61        15.28
Vanguard Small Company Growth Portfolio                 34,700    10.65             370          1.20      0.01        39.20
Vanguard Mid-Cap Index Portfolio                        21,200    10.52             223          1.20      0.61        32.27
Vanguard REIT Index Portfolio                           32,842    12.55             412          1.20      2.97        33.68

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

December 31, 2004 and 2003

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002 follows:


                                                                                           Expenses      Income
                                                                                          as a % of     as a % of
                                                          Net Assets                        Average       Average
                                                          ----------
                                                                  Unit                        Net           Net        Total
                                                         Units    Value         (000's)     Assets*       Assets       Return
                                                     ---------- ---------- ------------- -------------  ------------ ------------

Janus Aspen Growth Portfolio                           256,038   $ 4.39         $ 1,123          1.20 %      - %      (27.29) %
Janus Aspen Aggressive Growth Portfolio                576,020    24.97          14,386          1.20        -        (28.69)
Janus Aspen Capital Appreciation Portfolio             157,441     5.10             803          1.20       0.58      (16.56)
Janus Aspen Worldwide Growth Portfolio                 132,497     4.53             601          1.20       0.93      (26.29)
Janus Aspen Balanced Portfolio                         216,594     8.42           1,824          1.20       2.47       (7.42)
T. Rowe Price Prime Reserve Portfolio                  197,283    20.07           3,959          1.20       1.44        0.41
T. Rowe Price Limited Term Bond Portfolio              213,994    30.41           6,507          1.20       4.83        4.31
T. Rowe Price Equity Income Portfolio                  244,071     9.82           2,396          1.20       1.68      (14.03)
T. Rowe Price Personal Strategy Balanced Portfolio     415,263    26.86          11,153          1.20       2.57       (8.77)
T. Rowe Price Mid-Cap Growth Portfolio                  16,281     7.95             129          1.20  ***   -  ***   (20.54) **
T. Rowe Price International Stock Portfolio             24,304     5.35             130          1.20       0.95      (19.16)
Vanguard Balanced Portfolio                             28,906     9.11             263          1.20  ***   -  ***    (8.90) **
Vanguard Equity Index Portfolio                         25,180     8.13             205          1.20  ***   -  ***   (18.66) **
Vanguard High Yield Bond Portfolio                       7,895     9.80              77          1.20  ***   -  ***    (1.99) **
Vanguard Small Company Growth Portfolio                 11,266     7.64              86          1.20  ***   -  ***   (23.56) **
Vanguard Mid-Cap Index Portfolio                         9,592     7.94              76          1.20  ***   -  ***   (20.58) **
Vanguard REIT Index Portfolio                           10,966     9.37             103          1.20  ***   -  ***    (6.26) **

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

 ** For the period May 1, 2002 through December 31, 2002.

*** Annualized

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2004, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as "financial statements") are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment advisors, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Chicago, Illinois
February 9, 2005